Financial Instruments - Summary of The Amounts Were Recognized In Profit Or Loss In Relation To Financial Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives [member]
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Net gain (loss) on investments	$ (4,046)	$ 516	$ 2,364
Short and long-term investments [member] | Current Investments [Member]
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Net gain (loss) on investments	$ 7,605	$ 9,823	$ (4,766)